UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-206582-10

Central Index Key Number of the issuing entity: 0001705163

Morgan Stanley Capital I Trust 2017-H1

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-206582

Central Index Key Number of the depositor: 0001547361

Morgan Stanley Capital I Inc.

(Exact name of depositor as specified in its charter)

Barclays Bank PLC
(Central Index Key Number 0000312070)

Argentic Real Estate Finance LLC
(Central Index Key Number 0001624053)

Morgan Stanley Mortgage Capital Holdings LLC
(Central Index Key Number 0001541557)

Starwood Mortgage Funding III LLC
(Central Index Key Number 0001682532)

Citi Real Estate Funding Inc.
(Central Index Key Number 0001701238)

Citigroup Global Markets Realty Corp.
(Central Index Key Number 0001541001)
(Exact name of sponsor as specified in its charter)

Tejal P Wadhwani, (212) 762-5609

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Morgan Stanley Capital I Inc. (Depositor)

Date: May 16, 2017	/s/ George Kok

By: George Kok, Chief Executive Officer & President

MSC 2017-H1 – ABS-EE

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document